BORROWINGS (Details) - Agricultural Bank of China under Xinjiang Origin - CNY (¥) ¥ in Thousands	Sep. 24, 2025	Sep. 30, 2024
Short-term Debt
Long-term borrowings		¥ 4,950
Annual interest rate	3.35%